Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Revenue [Abstract]
Disclosure of disaggregation of revenue categorized by commodities sold [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Silver
Sales revenue	$61,769	$62,052
Derivative pricing adjustments	453	326
	62,222	62,378
Zinc
Sales revenue	$11,883	$37,878
Derivative pricing adjustments	155	986
	12,038	38,864
Lead
Sales revenue	$8,487	$18,208
Derivative pricing adjustments	(168)	(1)
	8,319	18,207
Other by-products
Sales revenue	$353	$1,060
Derivative pricing adjustments	89	342
	442	1,402

Total sales revenue	$82,492	$119,198
Total derivative pricing adjustments	529	1,653
Gross revenue	$83,021	$120,851
Proceeds before intended use	44,781	3,678
Treatment and selling costs	(9,868)	(24,341)
	$117,934	$100,188